Fair Value Measurements - Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 41,278	$ 39,350
Financial liabilities	20,570	17,276
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,550	1,566
Financial liabilities	93	49
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	465	1,034
Financial liabilities	0	0
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,045	494
Financial liabilities	93	49
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	40	38
Financial liabilities	0	0
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	313	877
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	313	877
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	102	89
Recurring Fair Value Measurement | Marketable equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	64	53
Recurring Fair Value Measurement | Marketable equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	38	36
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	90	106
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	88	104
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2	2
Recurring Fair Value Measurement | Settlement receivables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	949	465
Recurring Fair Value Measurement | Settlement receivables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	949	465
Recurring Fair Value Measurement | Settlement receivables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	96	29
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	96	29
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	32	33
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	32	33
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	61	16
Recurring Fair Value Measurement | Settlement payables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	61	16
Recurring Fair Value Measurement | Settlement payables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	$ 0	$ 0